Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Fixed Assets [Text Block]

(dollars in millions)	Estimated Useful Lives	2018	2017
Land		$425	$412
Buildings and improvements	12-40 years	6,486	5,727
Machinery, tools and equipment	3-20 years	15,119	13,476
Other, including assets under construction		2,054	1,749
		24,084	21,364
Accumulated depreciation		(11,787)	(11,178)
		$12,297	$10,186